LOANS PAYABLE (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 15, 2024	Dec. 26, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings			$ 49,000	$ 103,000	$ 104,000	$ 369,150	$ 40,500
Loans repaid			36,000	0	0	0	12,500
Borrowings			39,000	2,000		394,150	40,500
Loan payable					$ 526,150	$ 398,246	28,000
Percentage of penalty on default of loan					5.00%	5.00%
Penalty fee					$ 3,688	$ 1,229
Debt discount			437,738		126,839	18,070	0
Cash			82,383		18,374	41,870	41,951
Interest expense debt			9,477	6,207	9,297	12,779	1,306
Amortization of debt discount			692,268	165,809	23,904	1,096
Loans payable					526,150	422,150
Amortization of debt discount			0	23,904		1,096	0
Amortization of debt discount			692,268	189,713	245,250	11,026	0
Promissory Note Agreement [Member]
Principal amount	$ 101,000	$ 100,000
Debt discount		25,000
Cash	$ 101,000	$ 75,000
Maturity date	Jan. 15, 2025	Apr. 18, 2024
Debt interest rate	5.00%
Foreclosure of assets due to default	$ 37,000
Balance amount of debt repaid	$ 64,000
Loans Payable [Member]
Borrowings					104,000	369,150
Loans payable			535,500		526,150	422,150	28,000
Interest expense			32,860		23,382	14,085	1,306
Amortization of debt discount					0	23,904	$ 0
Seven (7) Convertible Notes Payable [Member]
Loan payable			203,000		203,000	203,000
Principal amount					$ 233,450
Five Convertible Notes Payable [Member]
Loan payable						$ 93,000
Non Secured Loans [Member]
Loans repaid			3,650	0
Borrowings			$ 10,000	$ 101,000
Interest rate			15.00%	5.00%
9 Convertible Notes Payable [Member]
Loan payable			$ 300,350